Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Results of Operations (Unaudited)

NOTE 14 — QUARTERLY RESULTS OF OPERATIONS (Unaudited)

(In thousands, except per share data)

	Three Months Ended March 31,		Three Months Ended June 30,		Three Months Ended September 30,		Three Months Ended December 31,
	2014	2013	2014	2013	2014	2013	2014	2013
Revenue	$1,342,548	$1,343,058	$1,630,154	$1,618,097	$1,630,034	$1,587,522	$1,715,797	$1,694,367
Operating expenses:
Direct operating expenses	596,496	597,780	643,222	632,586	645,981	648,743	648,666	674,978
Selling, general and administrative expenses	415,828	403,363	420,577	411,341	429,687	411,354	421,116	423,803
Corporate expenses	72,705	80,800	82,196	75,328	78,202	89,574	87,228	67,812
Depreciation and amortization	174,871	182,182	174,062	179,734	175,865	177,330	186,100	191,582
Impairment charges	-	-	4,902	-	35	-	19,239	16,970
Other operating income, net	165	2,395	(1,628)	1,113	47,172	6,186	(5,678)	13,304
Operating income	82,813	81,328	303,567	320,221	347,436	266,707	347,770	332,526
Interest expense	431,114	385,525	440,605	407,508	432,616	438,404	437,261	418,014
Gain (loss) on marketable securities	-	-	-	130,898	-	31	-	(50)
Equity in earnings (loss) of nonconsolidated affiliates	(13,326)	3,641	(16)	5,971	3,955	3,983	(29)	(91,291)
Gain (loss) on extinguishment of debt	(3,916)	(3,888)	(47,503)	-	(4,840)	-	12,912	(83,980)
Other income (expense), net	1,541	(1,000)	12,157	(18,098)	2,617	1,709	(7,211)	(4,591)
Income (loss) before income taxes	(364,002)	(305,444)	(172,400)	31,484	(83,448)	(165,974)	(83,819)	(265,400)
Income tax benefit (expense)	(68,388)	96,325	621	(11,477)	(24,376)	73,802	33,654	(36,833)
Consolidated net income (loss)	(432,390)	(209,119)	(171,779)	20,007	(107,824)	(92,172)	(50,165)	(302,233)
Less amount attributable to noncontrolling interest	(8,200)	(6,116)	14,852	12,805	7,028	9,683	17,923	6,994
Net income (loss) attributable to the Company	$(424,190)	$(203,003)	$(186,631)	$7,202	$(114,852)	$(101,855)	$(68,088)	$(309,227)